SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2019
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                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                            VARIABLE SEPERATE ACCOUNT
                   Polaris Retirement Protector Variable Annuity
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         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPERATE ACCOUNT
                   Polaris Retirement Protector Variable Annuity
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This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect the living benefit feature.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages EFFECTIVE ON OR AFTER OCTOBER 7, 2019. This Rate Sheet Supplement must be used in conjunction with the prospectus dated May 1, 2019. If you need another copy of the prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185787 or 333-178849 if your contract was issued in New York.

THE PERCENTAGES LISTED BELOW APPLY TO APPLICATIONS SIGNED ON OR AFTER OCTOBER 7, 2019. IN ORDER TO GET THESE TERMS, YOUR APPLICATION MUST BE SIGNED AND IN GOOD ORDER WHILE THIS RATE SHEET SUPPLEMENT IS IN EFFECT. IF YOU SIGN YOUR APPLICATION AFTER THIS RATE SHEET SUPPLEMENT IS NO LONGER IN EFFECT, YOU WILL RECEIVE THE TERMS THAT ARE IN EFFECT ON THE DATE THAT YOUR APPLICATION IS SIGNED IN GOOD ORDER. AFTER YOUR CONTRACT IS ISSUED, THE PERCENTAGES AND TERMS LISTED BELOW ARE GUARANTEED NOT TO CHANGE FOR THE LIFE OF YOUR CONTRACT.

AT LEAST 10 DAYS BEFORE WE CHANGE THE CURRENT TERMS FOR THE NEXT EFFECTIVE PERIOD, THE NEW TERMS AND EFFECTIVE PERIOD WILL BE FILED IN A NEW RATE SHEET SUPPLEMENT ON EDGAR AT WWW.SEC.GOV, FILE NUMBER 333-185787 OR 333-178849 IF YOUR CONTRACT WAS ISSUED IN NEW YORK.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE

In each table below, the first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

POLARIS INCOME PLUS

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Number of Covered Persons and Age         Polaris Income Plus Income Option
of Covered Person(s) on the Activation 	  with Dynamic Allocation
Date(1)
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One Covered Person (Age 45 - 59)  	            4.00% / 3.00%(2)

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One Covered Person (Age 60 - 64)  	            5.00% / 3.00%(2)

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One Covered Person (Age 65 - 71)  	            6.50% / 4.00%

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One Covered Person (Age 72 and Older)  	            7.00% / 4.00%

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Two Covered Person (Age 45 - 59)  	            3.50% / 3.00%(3)

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Two Covered Person (Age 60 - 64)  	            4.50% / 3.00%(3)

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Two Covered Person (Age 65 - 71)  	            6.00% / 4.00%

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Two Covered Person (Age 72 and Older)  	            6.50% / 4.00%


(1) If there are two Covered Persons but there are joint Owners, the Covered Person is the older Owner. If there are two Covered Persons, the age at first withdrawal is based on the age of the younger of two Covered Persons.
(2) If one Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.
(3) If two Covered Persons are elected, the Protected Income Payment
Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.



Dated:  October 7, 2019

             Please keep this Supplement with your Prospectus